Segment Information (Tables)	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Operating Results Group's Reporting Segments

The following tables present information with respect to the Group’s reporting segments:

Year ended June 30, 2025	Seed and integrated products	Crop protection	Crop nutrition	Emerging solutions	Consolidated
Revenues from contracts with customers
Sale of goods and services	60,535,026	181,908,584	76,054,689	267,261	318,765,560
Royalties	1,414,864	-	-	-	1,414,864
Right of use licenses	-	-	13,430,824	-	13,430,824
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	-	-	-	1,764,863
Government grants	-	-	-	3,412	3,412
Total revenues	63,714,753	181,908,584	89,485,513	270,673	335,379,523

Cost of sales	(44,727,989)	(111,888,640)	(46,808,243)	-	(203,424,872)
Gross profit per segment	18,986,764	70,019,944	42,677,270	270,673	131,954,651
% Gross margin	30%	38%	48%	100%	39%

Year ended June 30, 2024	Seed and integrated products	Crop protection	Crop nutrition	Emerging solutions	Consolidated
Revenues from contracts with customers
Sale of goods and services	94,457,404	223,538,317	125,558,380	1,547,782	445,101,883
Royalties	986,602	-	-	-	986,602
Right of use licenses	1,000,000	-	19,287,845	-	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	-	-	-	(45,746)
Government grants	-	-	-	197,519	197,519
Total revenues	96,398,260	223,538,317	144,846,225	1,745,301	466,528,103

Cost of sales	(66,306,974)	(143,807,301)	(68,107,537)	(1,146,516)	(279,368,328)
Gross profit per segment	30,091,286	79,731,016	76,738,688	598,785	187,159,775
% Gross margin	31%	36%	53%	34%	40%

Year ended June 30, 2023	Seed and integrated products	Crop protection	Crop nutrition	Emerging solutions	Consolidated
Revenues from contracts with customers
Sale of goods and services	55,360,397	205,685,451	157,153,024	1,420,990	419,619,862
Royalties	1,247,567	-	-	-	1,247,567
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	319,428	153,460	137,666	-	610,554
Government grants	-	-	-	93,509	93,509
Total revenues	56,927,392	205,838,911	157,290,690	1,514,499	421,571,492

Cost of sales	(31,012,687)	(137,529,299)	(66,915,067)	(7,019)	(235,464,072)
Gross profit per segment	25,914,705	68,309,612	90,375,623	1,507,480	186,107,420
% Gross margin	46%	33%	57%	100%	44%

Schedule of Revenue by Similar Group of Products or Services
	06/30/2025	06/30/2024	06/30/2023
Revenue by similar group of products or services
Seed and integrated products	61,949,890	96,444,006	56,607,954
Seed Treatments Packs	28,476,396	29,992,052	32,563,161
Seed & Royalties Payments & HB4 Program	33,473,494	66,451,954	24,044,803

Crop protection	181,908,584	223,538,317	205,685,451
Adjuvants	56,028,937	56,634,128	52,825,245
Seed CP Products and Services	28,890,840	34,877,911	26,080,587
Other CP Products and Services	62,983,430	103,092,454	94,277,444
Bioprotection	34,005,377	28,933,824	32,502,175

Crop nutrition	89,485,513	144,846,225	157,153,024
Inoculants & Biofertilizers	22,445,093	18,315,253	23,621,534
Micro-beaded Fertilizers	56,461,771	91,786,942	90,827,714
Biostimulants	10,578,649	15,456,185	9,800,318
Syngenta up-front fee	-	19,287,845	32,903,458

Emerging solutions	270,673	1,745,301	1,514,499
Management expenses	267,261	1,547,782	1,420,990
Government grants	3,412	197,519	93,509

Total revenues	333,614,660	466,573,849	420,960,938

Schedule of Geographical Information

Geographical information

	06/30/2025	06/30/2024	06/30/2023

Argentina	231,823,079	348,366,339	289,346,766
Brazil	17,673,809	24,175,116	23,690,028
LATAM	23,900,621	21,952,339	21,044,547
North America	30,107,865	27,543,558	30,768,912
EMEA	7,920,550	21,320,535	22,014,855
Rest of the world	22,188,736	23,215,962	34,095,830
Total revenues	333,614,660	466,573,849	420,960,938
	06/30/2025	06/30/2024
Non-current assets
Argentina	12,493,920	139,722,896
Brazil	-	7,698,175
LATAM	-	1,162,654
North America	53,447,180	189,199,549
EMEA	12,662,860	44,141
Rest of the world	-	26,279,731
Total	78,603,960	364,107,146

Property, plant and equipment	3,345,170	74,612,434
Intangible assets	75,258,790	177,331,280
Goodwill	-	112,163,432
Total reportable assets	78,603,960	364,107,146
Total non-reportable assets	126,105,586	585,729,699
Total assets	204,709,546	949,836,845